Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Schedule of Finance Receivables (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Finance receivables	$ 142,000		$ 255,943,182			$ 257,990,258
Accrued interest and fees	1,000		7,910,095			13,801,779
Unamortized loan origination costs			13,420,547			18,368,080
Allowance for credit losses	(11,000)	$ (7,000)	(55,031,095)	$ (43,858,000)	$ (53,497,000)	(53,145,900)	$ (27,116,838)	$ (10,597,922)
Finance receivables at amortized cost, net	$ 132,000		$ 222,242,729			$ 237,014,217